Supplemental Disclosure of Cash Flow Information - Supplemental Schedule Of Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Cash Flows, Additional Disclosures [Abstract]
Accounts receivable	$ 368	$ (441)	$ (850)
Inventory	(219)	(266)	(487)
Prepaids and other	(23)	(20)	39
Accounts payable	78	537	80
Accrued liabilities	(812)	896	525
Current income tax (liabilities) assets	(1,558)	(282)	1,918
Other long-term liabilities	(200)	(196)	(154)
Net changes in non-cash working capital	(2,366)	228	1,071
Operating activities	(2,417)	79	964
Investing activities	$ 51	$ 149	$ 107